INVENTORY (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total Inventory	$ 152,850	$ 164,302	$ 67,144
Nebulizers and components [Member]
Total Inventory	60,584	48,671	56,702
Oral liquid and health products [Member]
Total Inventory	88,230	41,943	0
Other [Member]
Total Inventory	$ 4,036	$ 73,688	$ 10,442